Goodwill and Intangible Assets - Amortization (Q3) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
2021 (remainder)	$ 317
2022	1,269	$ 1,825
2023	1,174	1,269
2024	930	1,174
2025	737	930
Thereafter	3,599
Total	$ 8,026	$ 9,534	$ 11,760